2017 AND 2016 QUARTERLY RESULTS OF OPERATIONS	12 Months Ended
Dec. 31, 2017
2017 AND 2016 QUARTERLY RESULTS OF OPERATIONS [Abstract]
2017 AND 2016 QUARTERLY RESULTS OF OPERATIONS

NOTE 19 — 2017 AND 2016 QUARTERLY RESULTS OF OPERATIONS (UNAUDITED):

The tables below have been recast to reflect the retrospective application of certain accounting pronouncements, as discussed in Note 2, “Summary of Significant Accounting Policies”.

Selected Financial Data for the Quarter Ended	March 31,	June 30,	Sept. 30,	Dec. 31,
2017
Shipping revenues	$88,750	$71,957	$59,968	$69,426
Loss on disposal of vessels and other property, including impairments	-	-	(5,406)	(81,449)
Income/(loss) from vessel operations	13,428	(9,559)	(23,662)	(88,152)
Interest expense	(9,167)	(9,278)	(11,232)	(11,570)
Income tax benefit/(provision)	(4)	(4)	(23)	(13)
Net income/(loss)	18,067	(11,619)	(21,816)	(90,720)

Basic and Diluted net income/(loss) per share	$0.62	$(0.40)	$(0.75)	$(3.12)

Selected Financial Data for the Quarter Ended	March 31,	June 30,	Sept. 30,	Dec. 31,
2016
Shipping revenues	$128,676	$103,062	$80,771	$85,810
Gain/(loss) on disposal of vessels and other property, including impairments	171	-	(49,640)	(29,734)
Income/(loss) from vessel operations	53,212	29,163	(47,681)	(27,487)
Interest expense	(10,981)	(9,929)	(9,758)	(9,694)
Reorganization items, net	4,471	(520)	(3,849)	(233)
Income tax benefit/(provision)	(4)	(173)	20	(283)
Net income/(loss)	59,890	30,506	(50,862)	(57,757)

Basic and Diluted net income/(loss) per share	$2.05	$1.05	$(1.74)	$(1.98)